Employee Benefits - Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Financial Position (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	¥ 384,488	¥ 444,790
Fair value of plan assets	347,123	391,743
Net defined benefit liabilities (assets)	116,083	116,469
Consolidated statements of financial position
Net defined benefit liabilities	135,429	143,882
Net defined benefit assets	19,346	27,413
Net defined benefit liabilities (assets)	116,083	116,469
Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	(78,717)	(63,422)
Consolidated statements of financial position
Net defined benefit liabilities (assets)	(78,717)	(63,422)
Japan
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	130,864	143,712
Fair value of plan assets	221,422	226,229
Net defined benefit liabilities (assets)	(11,840)	(19,096)
Consolidated statements of financial position
Net defined benefit liabilities	7,462	8,317
Net defined benefit assets	19,302	27,413
Net defined benefit liabilities (assets)	(11,840)	(19,096)
Japan | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	(78,717)	(63,422)	¥ (41,311)
Consolidated statements of financial position
Net defined benefit liabilities (assets)	(78,717)	(63,422)	¥ (41,311)
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	253,624	301,078
Fair value of plan assets	125,701	165,514
Net defined benefit liabilities (assets)	127,922	135,564
Consolidated statements of financial position
Net defined benefit liabilities	127,967	135,564
Net defined benefit assets	44	0
Net defined benefit liabilities (assets)	127,922	135,564
Foreign | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	0	0
Consolidated statements of financial position
Net defined benefit liabilities (assets)	¥ 0	¥ 0